Income Tax Credit	12 Months Ended
Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
Income tax credit

7. Income tax credit

The major components of income tax for the years ended December 31, 2017, 2016 and 2015 are as follows:

	2017	2016	2015
	(in thousands)
	£	£	£
Current tax:
In respect of current year U.K.	2,298	1,906	1,182
In respect of current year U.S.	(10)	(28)	(6)
In respect of prior years U.K.	3	235	—
In respect of prior years U.S.	—	3	—
Total current tax	2,291	2,116	1,176

Deferred tax:
In respect of current year U.S.	61	—	—
In respect of prior years U.S.	49	—	—
Total deferred tax	110	—	—

Income tax credit	2,401	2,116	1,176

Current income tax receivable:
U.K. tax	4,207	2,141	1,182
U.S. tax	18	54	—
Current income tax receivable	4,225	2,195	1,182

Deferred tax:
U.S. tax	81	—	—

Current income tax payable:
U.S. tax	—	—	6

The credit for the year can be reconciled to the loss per the statement of operations as follows:

	2017	2016	2015
	(in thousands)
	£	£	£
Loss before tax	(25,486)	(8,165)	(6,508)
Tax on loss at standard U.K. tax rate of 19.25% (2016: 20.00%; 2015: 20.25%)	(4,906)	(1,633)	(1,318)
Effects of:
Expenses not deductible	3,899	1,301	888
Deduction for R&D	(3,051)	(2,629)	(1,650)
Losses surrendered for R&D tax credit	3,051	2,629	1,650
Deferred tax - PY adjustment	(49)	24	6
Overseas tax payable	10	—	—
R&D tax credit— U.S.	(61)	—	—
R&D tax credit—current year	(2,298)	(1,906)	(1,182)
R&D tax credit—prior years	(3)	(235)	—
Deferred tax asset not recognized	1,007	333	430
Income tax credit	(2,401)	(2,116)	(1,176)

7. Income tax credit (continued)

In the United Kingdom, the Company has not recognized a deferred tax asset in respect of tax losses carried forward as at December 31, 2017 on the basis that the timing during which tax losses could be regarded as recoverable against future taxable profits cannot be determined with reasonable certainty. In the United States, a deferred tax asset has been recognized as management consider that adequate future taxable profits will be available to realize the deferred tax asset.

Temporary differences and cumulative carry forward tax losses for which deferred tax has not been recognized amount to £40.7 million (2016: £32.5 million; 2015: £10.1 million).

U.K. tax legislation, which was substantively enacted on October 26, 2015, includes legislation that will reduce the main rate of U.K. corporation tax from 20% to 18%. This decrease is to be phased in with a reduction to 19%, effective from April 1, 2017, and a reduction to 18%, effective from April 1, 2020. Further, as announced on March 16, 2016, that the full rate of U.K. corporation tax will reduce by a further 1% to 17% from April 1, 2020. This further reduction was included within the U.K. tax legislation, which was substantively enacted on September 6, 2016.